ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
ORDINARY SHARES

20. ORDINARY SHARES

Shares

In August 2020, the Company completed its IPO on the New York Stock Exchange (“NYSE”). The Company received total net proceeds of approximately US$2,358.8 million after deducting US$79.2 million of underwriter commissions and relevant offering expenses.

In November 2020, the Company completed a follow-on public offering on the NYSE. The Company received total net proceeds of approximately US$2,322.6 million after deducting US$38.5 million of underwriter commissions and relevant offering expenses.

On November 8, 2021, an extraordinary general meeting of shareholders of the Company was held. The Memorandum and Articles of Association was amended that the Class B ordinary shares shall only be held by the Founder and Mr. PENG Yongdong and Mr. SHAN Yigang (“Co-founders”), and the immediatefamily members, any trust for the benefit of the Co-Founder and/or any of the immediate family members, and any corporation, partnership or any other entityultimately controlled by the Co-Founder and/or any of the immediate family members (together, the “Co-Founder Affiliates”). And the shareholders approved that 110,116,275 Class A ordinary shares that were held by Ever Orient International Limited and beneficially owned by Mr. PENG Yongdong, chairman and chiefexecutive officer of the Company, and 47,777,775 Class A ordinary shares that were held by Clover Rich Limited and beneficially owned by Mr. SHAN Yigang, an executive director of the Company, were re-designated and re-classified as Class B Ordinary Shares on a 1:1 basis, such Class B Ordinary Shares to rank pari passuin all respects with all other existing Class B Ordinary Shares in the authorized share capital of the Company, and that the rights, preferences, privileges and restrictions attaching to such re-designated shares shall be varied accordingly (the “Share Re-designation”). Immediately prior to the resolutions above become effective, Propitious Global Holdings Limited converted 157,894,050 of its Class B ordinary shares into Class A ordinary shares on a 1:1 basis. Propitious Global Holdings Limited, the Company’s principal shareholder, is ultimately controlled by Z&Z Trust, the beneficiaries of which are the immediate family members of Mr. ZUO Hui, who has passed away in May 2021.

20. ORDINARY SHARES (CONTINUED)

On March 31, 2022, the management of the Group, Shengdu and Shengdu’s selling shareholders agreed to enter into an amended share purchase agreement, pursuant to which the Group agreed to issue 44,315,854 restricted Class A ordinary Shares to the selling shareholders of Shengdu as a part of consideration for acquisition of Shengdu. The restricted shares were issued on April 20, 2022 subject to three years’ restriction. As of December 31, 2023, 13,292,404 shares’restriction was removed.

On May 5, 2022, the Group issued 71,824,250 and 53,868,189 restricted Class A ordinary shares under the Company’s 2022 Global Share Incentive Plan toMr. PENG Yongdong and Mr. SHAN Yigang. Such restrictions will be removed in whole in five years from May 5, 2022 with restriction on certain portion being removed in each year, subject to the approval by a resolution of the Compensation Committee of the Board. As of December 31, 2023, there was no shares’ restriction removed.

On May 11, 2022, Propitious Global Holdings Limited converted 727,407,230 of its Class B ordinary shares into Class A ordinary shares on a 1:1 basis. Propitious Global Holdings Limited, the Company’s principal shareholder, is ultimately controlled by Z&Z Trust.

On August 12, 2022, an amendment to the Memorandum and Articles of Association was approved by the shareholders during an annual general meeting, according to which, the authorised share capital of the Company is US$500,000 divided into 25,000,000,000 shares, comprising (i) 24,114,698,720 Class A ordinary shares with a par value of US$0.00002 each and (ii) 885,301,280 Class B ordinary shares with a par value of US$0.00002 each.

On December 8, 2022, Ever Orient International Limited and Clover Rich Limited converted 1,023,202 and 443,952 Class B ordinary shares to Class A Ordinary Shares on a 1:1 basis, respectively.

On February 17, 2023, Ever Orient International Limited and Clover Rich Limited converted 212,479 and 92,191 Class B ordinary shares to Class A Ordinary Shares on a 1:1 basis, respectively.

On June 29, 2023, Ever Orient International Limited and Clover Rich Limited converted 1,144,392 and 496,534 Class B ordinary shares to Class A Ordinary Shares on a 1:1 basis, respectively.

On August 28, 2023, Ever Orient International Limited and Clover Rich Limited converted 1,165,668 and 505,766 Class B ordinary shares to Class A Ordinary Shares on a 1:1 basis, respectively.

On November 28, 2023, Ever Orient International Limited and Clover Rich Limited converted 1,014,947 and 440,370 Class B ordinary shares to Class A Ordinary Shares on a 1:1 basis, respectively.

As of December 31, 2023, the Company issued 60,852,775 Class A Ordinary Shares to employee trust controlled by the Company upon early exercise of options, of which 49,319,159 shares have been exercised by employees.

During the year ended December 31, 2021, 2022 and 2023, the Company issued 38,944,380, 31,999,998 and 88,800,000 Class A Ordinary Shares to the depositary bank for future exercise of employees’ share options, of which 55,711,134 shares have been exercised by employees as of December 31, 2023.

20. ORDINARY SHARES (CONTINUED)

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for conversion and voting rights. Class B Ordinary Shares shall only be held by Mr. PENG Yongdong and Mr. SHAN Yigang (each of whom, a “Co-Founder”) a Director Holding Vehicle wholly-owned and wholly-controlled by a Co-Founder, as defined in the currently effective memorandum and articles of association. Class B ordinary shares may be converted into the same number of Class A ordinary shares by the holders thereof at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares under any circumstances. Subject to the Hong Kong Listing Rules or other applicable laws or regulations, each Class B ordinary share shall be automatically converted into one Class A ordinary share upon the occurrence of any of the following events: (i) the holder of such Class B ordinary shares dies, ceases to be a director or a Director Holding Vehicle wholly-owned and wholly-controlled by a Co-Founder, or is deemed by the Hong Kong Stock Exchange to be incapacitated for the purpose of performing his or her duties as a director or no longer meet the requirements of a director as set out in the Hong Kong Listing Rules; (ii) the transfer to another person of the beneficial ownership of, or economic interest in, such Class B ordinary share or the control over the voting rights attached to such Class B ordinary share other than (a) the grant of any lien, pledge, charge or other encumbrance over such share which does not result in the transfer of the legal title or beneficial ownership of, or the voting rights attached to, such share, until the same is transferred upon the enforcement of such lien, pledge, charge or other encumbrance and (b) a transfer of the legal title to such share by a Co-Founder to a Director Holding Vehicle wholly-owned and wholly-controlled by him, or by a Director Holding Vehicle wholly-owned and wholly-controlled by a Co-Founder to the Co-Founder holding and controlling it or another Director Holding Vehicle wholly-owned and wholly-controlled by such Co-Founder; and (iii) a Director Holding Vehicle holding such Class B Ordinary Shares no longer complies with the principle that the weighted voting rights attached to a beneficiary’s shares must cease upon transfer to another person of the beneficial ownership of, or economic interest in, those shares or the control over the voting rights attached to them. Upon any sale, transfer, assignment or disposition of any Class B ordinary share by a holder thereof to any person other than the Co-Founders or Co-Founder affiliates, or upon a change of control of the ultimate beneficial ownership of any Class B ordinary share to any person other than the Co-Founders or Co-Founder Affiliates, such Class B ordinary share shall be automatically and immediately converted into one Class A ordinary share. Holders of Class A ordinary shares and Class B ordinary shares shall, at all times, vote together as one class on all matters submitted to a vote by the members at any general meeting of our company. Each Class A ordinary share shall be entitled to one vote on all matters subject to the vote at general meetings of our company, and each Class B ordinary share shall be entitled to ten votes on all matters subject to the vote at general meetings of our company.

Share repurchase program

In May 2022, the Board of directors of the Company authorized a share repurchase program under which the Company may repurchase up to US$1 billion of its ADSs and/or Class A ordinary shares in the open market at prevailing market prices, through privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations, over a 12-month period, subject to obtaining general mandate from shareholders. On August 12, 2022, general mandate was obtained from the shareholders during Annual General Meeting. As of and for the year ended December 31, 2022, the Company repurchased 41,707,914 Class A ordinary shares in the open market at prevailing market prices, which was classified to treasury shares. Total consideration paid for the purchases was US$187.3 million (RMB1,319.8 million). On December 8, 2022, the Company cancelled 35,246,628 Class A ordinary shares with a par value of US$0.00002 per share, which were repurchased during September and October 2022.

On June 15, 2023, the Annual General Meeting approved to grant the board of directors a general unconditional mandate to purchase the Company’s own shares which covers the repurchases under the Extended Share Repurchase Program until the conclusion of the next AGM of the Company. On August 31, 2023, the Board of directors approved modifications to the existing share repurchase program, pursuant to which the repurchase authorization has been increased from US$1 billion of its Class A ordinary shares and/or ADSs to US$2 billion of its Class A ordinary shares and/or ADSs and extended until August 31, 2024.

For the year ended December 31, 2023, the Company repurchased 141,064,215 Class A ordinary shares in the open market at prevailing market prices, and the total consideration paid for the purchases was US $723.2 million (RMB5,150.6 million). During the year ended December 31, 2023, the Company cancelled 123,459,369 Class A ordinary share with a par value of US$0.00002 per share, which were repurchased under the share repurchase program.

As of December 31, 2023, 182,772,129 Class A ordinary shares have been purchased under the repurchase program with total consideration approximately US$910.5 million (RMB6,470.6 million).